Fees Summary	Jun. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,340,000.00
Previously Paid Amount	0.00
Total Fee Amount	3,085.15
Total Offset Amount	0.00
Net Fee	3,085.15
Narrative - Max Aggregate Offering Price	$ 22,340,000.00
Final Prospectus	true